U.S. Securities and Exchange Commission
Washington, D.C.  20549

Form 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.  Name and address of issuer:  GIT Tax-Free Trust, 1655
Fort Myer Drive, Arlington, Virginia  22209

2. Name of each series or class of funds for which this notice is filed:
Tax-Free Money Market Portfolio
Tax-Free National Portfolio
Virginia Tax-Free Portfolio
Arizona Tax-Free Portfolio
Missouri Tax-Free Portfolio
Maryland Tax-Free Portfolio

3.  Investment Company Act File Number: 811-3486
    Securities Act File Number:  2-77986

4.  Last day of fiscal year for which this notice is filed:
September 30.

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
24f-2 declaration:  [ ]

6.  Date of termination of issuer's declaration under 24f-
2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

8.  Number and amount of securities registered during the
fiscal year other than pursuant to rule 24f-2:  0

9. Number and aggregate sale price of securities sold during the fiscal year: 9,491,536 shares for $20,241,519

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 9,491,536 shares for $20,241,519

11.  Number and aggregate sale price of securities issued
during the fiscal year in connection with dividend
reinvestment plans, if applicable (see Instruction B.7): 587,914 shares for $3,744,973

12.  Calculation of registration fee:
     (i)  Aggregate sale price of securities sold
          during the fiscal year in reliance on
          rule 24f-2 (from Item 10):             $20,241,519

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):   + 3,744,973

     (iii)Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable)                        -33,052,502

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable)             +

     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 [line (i), plus
          line (ii), less line (iii), plus line
          (iv)] (if applicable):                 ($9,066,010)

     (vi) Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                      1/29 of 1%

     (vii)Fee due (line (i) or line (v) multiplied by line (vi): 0

Instruction:  Issuers should complete lines (ii), (iii),
(iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Information and Other
Procedures (17 CFR 202.3a).  [ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: Not applicable

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  (signature)
                          W. Richard Mason,
                          Assistant Secretary

Date November 21, 1995